Share capital - Rio Tinto plc - Summary of share capital (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Rio Tinto Limited shares were held by Rio Tinto plc	0	0	0
Rio Tinto plc [member]
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid up share capital at beginning balance	$ 220,000	$ 224,000	$ 224,000
Shares purchased and cancelled	(9,000)	(4,000)
Issued and fully paid up share capital at ending balance	$ 211,000	$ 220,000	$ 224,000
Number of issued and fully paid up share capital at beginning balance	1,351,609,000	1,384,520,000	1,384,487,000
Number of shares held by public at beginning balance	1,351,609,000	1,384,520,000
Ordinary shares issued	35,380	26,241	33,210
Shares purchased and cancelled	$ (63,984)	$ (32,937)
Shares purchased and cancelled	(63,984,287)	(32,937,109)	0
Number of issued and fully paid up share capital at ending balance	1,287,660,000	1,351,609,000	1,384,520,000
Number of shares held by public at ending balance	1,287,660,000	1,351,609,000	1,384,520,000
Rio Tinto plc [member] | Shares held by public [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares held by public at beginning balance	1,342,058,000	1,374,822,000	1,374,046,000
Ordinary shares issued	35,000	26,000	33,000
Shares reissued from treasury	106,000	147,000	743,000
Shares purchased and cancelled	(63,984,000)	(32,937,000)
Rio Tinto Limited shares were held by Rio Tinto plc	9,445,000	9,551,000	9,698,000
Number of shares held by public at ending balance	1,278,215,000	1,342,058,000	1,374,822,000
Rio Tinto plc [member] | Special voting share [member]
Disclosure Of Classes Of Share Capital [Line Items]
Other share classes	1 only	1 only	1 only
Rio Tinto plc [member] | DLC dividend share [member]
Disclosure Of Classes Of Share Capital [Line Items]
Other share classes	1 only	1 only	1 only
Rio Tinto plc [member] | Equalisation share [member]
Disclosure Of Classes Of Share Capital [Line Items]
Other share classes	1 only	1 only	1 only